PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2022
PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION
PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION

1    PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION

Principal activities

China Petroleum & Chemical Corporation (the “Company”) is an energy and chemical company incorporated in the People’s Republic of China (the “PRC”) that, through its subsidiaries (hereinafter collectively referred to as the “Group”), engages in oil and gas and chemical operations. Oil and gas operations consist of exploring for, developing and producing crude oil and natural gas; transporting crude oil and natural gas by pipelines; refining crude oil into finished petroleum products; and marketing crude oil, natural gas and refined petroleum products. Chemical operations include the manufacture and marketing of a wide range of chemicals for industrial uses.

Organization

The Company was established in the PRC on February 25, 2000 as a joint stock limited company as part of the reorganization (the “Reorganization”) of China Petrochemical Corporation (“Sinopec Group Company”), the ultimate holding company of the Group and a ministry-level enterprise under the direct supervision of the State Council of the PRC. Prior to the incorporation of the Company, the oil and gas and chemical operations of the Group were carried on by oil administration bureaux, petrochemical and refining production enterprises and sales and marketing companies of Sinopec Group Company.

As part of the Reorganization, certain of Sinopec Group Company’s core oil and gas and chemical operations and businesses together with the related assets and liabilities were transferred to the Company. On February 25, 2000, in consideration for Sinopec Group Company transferring such oil and gas and chemical operations and businesses and the related assets and liabilities to the Company, the Company issued 68.8 billion domestic state-owned ordinary shares with a par value of RMB 1.00 each to Sinopec Group Company. The shares issued to Sinopec Group Company on February 25, 2000 represented the entire registered and issued share capital of the Company on that date. The oil and gas and chemical operations and businesses transferred to the Company were related to (i) the exploration, development and production of crude oil and natural gas, (ii) the refining, transportation, storage and marketing of crude oil and petroleum products, and (iii) the production and sales of chemicals.

Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with all applicable International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). IFRS includes International Accounting Standards (“IAS”) and related interpretations (“IFRIC”). A summary of the significant accounting policies adopted by the Group are set out in Note 2. The accompanying financial statements were authorized for issue by the Board of Directors on April 28, 2023.

The accounting policies adopted are consistent with those of the previous financial year, except for the adoption of new and amended standards as set out below.

(a) New and amended standards and interpretations adopted by the Group

The IASB has issued the following amendments to IFRSs that are first effective for the current accounting period of the Group:

●	Amendment to IAS 16, Property, Plant and Equipment: Proceeds before Intended Use
●	Amendment to IAS 37, Provisions, contingent liabilities and contingent assets: Onerous contracts — cost of fulfilling a contract

None of these developments have had a material effect on how the Group’s results and financial position for the current or prior periods have been prepared or presented. The Group has not applied any new standard or interpretation that is not yet effective for the current accounting period.

(b) New and amended standards and interpretations not yet adopted by the Group

A number of new accounting standards and interpretations have been published that are not mandatory for December 31, 2022 reporting periods and have not been early adopted by the Group. These standards are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

1    PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION (Continued)

Basis of preparation (Continued)

(b) New and amended standards and interpretations not yet adopted by the Group (Continued)

The preparation of the consolidated financial statements in accordance with IFRS requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Key assumptions and estimation made by management in the application of IFRS that have significant effect on the consolidated financial statements and the major sources of estimation uncertainty are disclosed in Note 41.